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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:   $  430,722
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SOLE)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AFC ENTERPRISES INC                 COM           00104Q107      $22,257    2,785,656  SH          SHARED       1          2,785,656
AERCAP HOLDINGS NV                  SHS           N00985106      $34,084    2,698,680  SH          SHARED       1          2,698,680
BOYD GAMING CORP                    COM           103304101      $548          43,627  SH          SHARED       1             43,627
CAREER EDUCATION CORP               COM           141665109      $60,604    4,148,126  SH          SHARED       1          4,148,126
CHEMED CORP NEW                     COM           16359R103      $6,224       170,020  SH          SHARED       1            170,020
CHINA MED TECHNOLOGIES INC          SPONS ADR     169483104      $1,606        32,500  SH          SHARED       1             32,500
CHINA MOBILE LIMITED                SPONS ADR     16941M109      $1,339        20,000  SH          SHARED       1             20,000
COMPANHIA VALE DO RIO DOCE          SPONS ADR     204412209      $523          14,600  SH          SHARED       1             14,600
DOLLAR THRIFTY AUTOMOTIVE GP        COM           256743105      $4,499       476,056  SH          SHARED       1            476,056
FAMILYMEDS GROUP INC                COM           30706T209      $67          218,775  SH          SHARED       1            218,775
FIRST MARBLEHEAD CORP               COM           320771108      $16,826    6,547,136  SH          SHARED       1          6,547,136
GAMETECH INTERNATIONAL INC          COM           36466D102      $4,483       941,745  SH          SHARED       1            941,745
GAMMON GOLD INC                     COM           36467T106      $8,954       825,267  SH          SHARED       1            825,267
GOLD FIELDS LTD NEW                 SPONS ADR     38059T106      $11,922      942,430  SH          SHARED       1            942,430
KINROSS GOLD CORP                   COM NO PAR    496902404      $25,509    1,080,434  SH          SHARED       1          1,080,434
LAN AIRLINES SA                     SPONS ADR     501723100      $307          30,000  SH          SHARED       1             30,000
MINEFINDERS LTD                     COM           602900102      $6,337       609,294  SH          SHARED       1            609,294
NATURES SUNSHINE PRODUCTS           COM           639027101      $13,224    1,959,043  SH          SHARED       1          1,959,043
OLIN CORP                           COM PAR $1    680665205      $72,634    2,774,400  SH          SHARED       1          2,774,400
PROGRESSIVE GAMING INTL CORP        COM           74332S102      $910         728,243  SH          SHARED       1            728,243
SK TELECOM LTD                      SPONS ADR     78440P108      $80,232    3,862,858  SH          SHARED       1          3,862,858
SK TELECOM LTD                      SPONS ADR     78440P108      $3,946       190,000        CALL  SHARED       1            190,000
SILICON MOTION TECHNOLOGY CO        SPONS ADR     82706C108      $16,796    1,162,385  SH          SHARED       1          1,162,385
TAM SA                              SP ADR PFD    87484D103      $1,338        70,000  SH          SHARED       1             70,000
TENARIS SA                          SPONS ADR     88031M109      $596           8,000  SH          SHARED       1              8,000
US AIRWAYS GROUP INC                COM           90341W108      $4,366     1,746,285  SH          SHARED       1          1,746,285
ULTRAPETROL BAHAMAS LTD             COM           P94398107      $757          60,000  SH          SHARED       1             60,000
VALASSIS COMMUNICATIONS INC         COM           918866104      $29,834    2,382,928  SH          SHARED       1          2,382,928



                                                                 $430,722














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